Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Debentures, Due 2031
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 349,814,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,309.38
Offering Note	The maximum aggregate amount of the securities to which the prospectus relates is $699,597,500. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Debentures, Due 2036
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 349,783,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,305.03
Offering Note	Refer Note 1.